Share Incentive Plan - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands									12 Months Ended
	Jan. 06, 2016	Dec. 03, 2015	Jan. 12, 2015	Dec. 03, 2014	Nov. 18, 2014	May 21, 2013	Jul. 02, 2008	Apr. 18, 2008	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Nov. 17, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of ordinary shares that may be issued pursuant to the Prior Plan, shares								11,652,556
Ordinary shares, par value								$ 0.0001	$ 0.0001	$ 0.0001
Maximum number of ordinary shares that may be issued pursuant to the New Plan, percent							5.00%
Vesting period			4 years
Total share base compensation									$ 2,015	$ 1,783	$ 503
Share options granted					2,800,000
Share options granted to selected employees exercise, price					$ 3.74
Dividends payable, amount per share	$ 0.225
Authorized reduction in exercise price of outstanding options	$ 0.225
Total intrinsic value of options exercised									$ 372	$ 317	$ 3,906
Nonvested restricted shares granted			542,372						125,000	667,372	125,000
Grant date fair value non vested restricted share			$ 3.6875						$ 3.81	$ 3.85	$ 4.58
Total share base compensation			$ 2,000
Share-based compensation requisite service period			4 years
Share-based compensation expenses									$ 2,015	$ 1,783	$ 503
Vesting Period
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					25.00%
Vesting Period 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			25.00%
Vesting Period 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			75.00%
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					4 years			4 years
Contractual terms								10 years
Share-based compensation related to nonvested shares that is expected to be recognized									$ 1,941
Share-based compensation related to nonvested shares that is expected to be recognized, weighted average period									2 years 1 month 17 days
Share Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								1 year
Options Cancelled
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share base compensation												$ 146
Non Vested Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested restricted shares granted		125,000		125,000
Grant date fair value non vested restricted share		$ 3.8125		$ 4.53
Total share base compensation		$ 477		$ 566
Share-based compensation requisite service period		1 year		1 year
Nonvested Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation related to nonvested shares that is expected to be recognized									$ 1,225
Share-based compensation related to nonvested shares that is expected to be recognized, weighted average period									2 years 2 months 12 days
Total fair value of nonvested restricted shares									$ 1,316	573	153
Share-based compensation expenses									$ 992	$ 921	$ 503
Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options cancelled						400,000
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options cancelled						720,900
Exercise price per share													$ 1.87
Share options granted										2,800,000